Pension Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2022
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations for all defined benefit pension plans	¥ 102,148	¥ 98,964
Expected pension plans contributions by Company and certain subsidiaries in 2020				¥ 3,897
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 1,873	¥ 1,779	¥ 1,728
Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	20.00%
Japan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	50.00%	50.00%
Japan | Other Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	20.00%	30.00%
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations for all defined benefit pension plans	¥ 121,459	¥ 96,959
Expected pension plans contributions by Company and certain subsidiaries in 2020				¥ 2,170
Overseas plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	50.00%	40.00%
Overseas plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	50.00%	50.00%
Overseas plans | Other Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans		10.00%
Other Foreign Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 2,446	¥ 2,320	¥ 2,504